Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,566,049	$ 1,620,782
Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,268,200	1,314,285
Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	32,213	38,330
Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	196,510	202,700
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,039	6,730
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,347	6,021
Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,954	11,415
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	22,859	23,112
Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,251	4,382
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,764	3,464
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,912	10,343
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	40,645	33,299
Maximum exposure to loss	40,645	33,299
Debt and equity interests [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	2,846	2,721
Maximum exposure to loss	2,846	2,721
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	1,644	1,739
Maximum exposure to loss	1,644	1,739
Debt and equity interests [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	8,756	7,627
Maximum exposure to loss	8,756	7,627
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	11	37
Maximum exposure to loss	11	37
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	5,221	5,888
Maximum exposure to loss	5,221	5,888
Debt and equity interests [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	13,044	6,857
Maximum exposure to loss	13,044	6,857
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	7,809	6,455
Maximum exposure to loss	7,809	6,455
Debt and equity interests [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	518	1,061
Maximum exposure to loss	518	1,061
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	49	54
Maximum exposure to loss	49	54
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	747	860
Maximum exposure to loss	747	860
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	12,562	15,281
Maximum exposure to loss	12,562	15,281
Servicing assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	11,684	14,253
Maximum exposure to loss	11,684	14,253
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	209	258
Maximum exposure to loss	209	258
Servicing assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	650	747
Maximum exposure to loss	650	747
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	19	23
Maximum exposure to loss	19	23
Derivative [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	325	344
Maximum exposure to loss	653	798
Derivative [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	251	209
Maximum exposure to loss	251	322
Derivative [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	163	214
Maximum exposure to loss	163	214
Derivative [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(71)	(84)
Maximum exposure to loss	89	84
Derivative [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(18)	5
Maximum exposure to loss	150	178
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(3,316)	(3,343)
Maximum exposure to loss	10,247	10,664
Other commitments and guarantees [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(581)	(745)
Maximum exposure to loss	2,507	2,287
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(8)	(26)
Maximum exposure to loss	345	346
Other commitments and guarantees [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(32)	(40)
Maximum exposure to loss	5,715	5,232
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(105)	(130)
Maximum exposure to loss	105	130
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	656	1,665
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(2,585)	(2,213)
Maximum exposure to loss	725	626
Other commitments and guarantees [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	38	159
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	0	0
Maximum exposure to loss	0	31
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	(5)	(189)
Maximum exposure to loss	156	188
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	50,216	45,581
Net assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	13,949	16,229
Net assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	1,845	1,971
Net assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	9,625	8,543
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	69	121
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	5,221	5,888
Net assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	12,973	6,773
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	5,224	4,242
Net assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	518	1,061
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	49	54
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value - asset (liability)	743	699
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	64,107	60,042
Total exposure [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	17,037	19,261
Total exposure [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,198	2,343
Total exposure [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	15,372	13,928
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	279	381
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,221	5,888
Total exposure [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	13,789	8,606
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8,534	7,081
Total exposure [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	556	1,220
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	49	85
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	$ 1,072	$ 1,249